Summary of Significant Accounting Policies - Schedule of Fair Value of Stock Option Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Volatility	39.45%	39.70%	39.52%
Interest Rates	1.62%	1.24%	1.58%
Dividend Yields	2.99%	3.17%	3.03%
Weighted Average Life ( in years)	5 years 6 months	7 years	7 years